OTHER GAINS AND LOSSES	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
OTHER GAINS AND LOSSES	OTHER GAINS AND LOSSES

	2024	2023	2022
Gain on disposal of property, plant and equipment	2,729,788	981,808	22,851,318
Donations	(445,313)	(601,065)	(477,053)
Gain over tax credit assignment	211,395	159,891	740,405
Contingencies	(1,196,549)	(1,858,098)	(2,535,431)
Leases	996,942	854,007	1,135,670
Service fee from ADS Depositary bank	1,854,671	1,913,829	963,136
Miscellaneous	404,303	548,848	279,641
Total	4,555,237	1,999,220	22,957,686